Financial Assets Delivered as Guarantee - Summary of Financial Assets Delivered as Guarantee (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 247,095,642	$ 289,388,445	[1]
For transactions with the BCRA [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	138,595,967	148,335,239
For guarantee deposits [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	85,472,993	74,751,313
For repurchase agreements [Member]
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 23,026,682	$ 66,301,893

[1]	See Note 3.